Commitments and Contingencies	6 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
20.	COMMITMENTS AND CONTINGENCIES

Legal Proceedings

From time to time, the Company may be subject to legal proceedings, investigations and claims incidental to the conduct of our business. The Company currently have two contract disputes with its suppliers, Jiangsu Anruida New Material Company Limited (“Anruida”) and Zhuhai Titans New Power Electric Co., Ltd. (“Titans”).

On October 21, 2019, Anruida commenced an action against Hengmao Power Battery in Changzhou Wujin District Intermediate People’s Court alleging that Hengmao Power Battery defaulted on the contract payment of RMB958,805.40 (approximately $139,613) and seeking for, among others, the payment of the contractual payment and the interest on the contractual payment. The appellate court rendered its judgment on January 28, 2021, pursuant to which Hengmao Power Battery shall repay RMB958,805 and accrue interests. The Company properly accrued payable of default contractual payment and interests as of March 31, 2023.

On January 6, 2020, Titans commenced an action against Hengmao Power Battery in Changzhou Wujin District Intermediate People’s Court alleging that Hengmao Power Battery defaulted on the payment of RMB1,072,560 (approximately $156,177) and seeking for, among others, the payment of the contractual payment. However, the Company plan to defend the case rigorously. The appellate court has rendered its judgment on January 27, 2021, pursuant to which Hengmao Power Battery shall repay RMB1,072,560 (approximately $156,177), accrue interests and attorney’s fees. The Company accrued payable of default contractual payment and interests as of March 31, 2023.

Other than disclosed above, the Company is not a party to, nor is it aware of, any legal proceedings, investigations or claims which, in the opinion of its management, are likely to have a material adverse effect on its business, financial condition or results of operations.

Operating Leases

The Company leases its offices under non-cancellable operating lease agreements. Rent and related utilities expense under all operating leases, included in operating expenses in the unaudited consolidated statements of operations, amounted to $114,816 and $65,372 for the six months ended March 31, 2022 and 2023, respectively.

The following table presents future minimum rental payments required under operating leases as of March 31, 2023:

Years Ended March 31,	Amount
2024	$106,900
2025	93,132
2026	25,133
2027	20,106
Total	$245,272